CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance - December 31, 2020 at Dec. 31, 2019	$ 1,116	$ 3,017,940	$ (1,473,292)	$ 1,545,764
Beginning balance, Shares at Dec. 31, 2019	11,159,661
Stock based compensation		623,457		623,457
Exercise of stock options	$ 27	404,973		405,000
Exercise of stock options, shares	270,000
Net loss for the year ended 2021			(2,043,108)	(2,043,108)
Balance - December 31, 2021 at Dec. 31, 2020	$ 1,143	4,046,370	(3,516,400)	531,113
Ending balance, shares at Dec. 31, 2020	11,429,661
Stock based compensation		678,918		678,918
Exercise of stock options	$ 4	68,434		68,438
Exercise of stock options, shares	45,625
Sale of shares of common stock	$ 125	5,006,375		5,006,500
SaleOfSharesOfCommonStock, Shares	1,251,625
Costs of stock sale		(407,445)		(407,445)
Net loss for the year ended 2021			(895,111)	(895,111)
Balance - December 31, 2021 at Mar. 31, 2021	$ 1,272	9,392,652	(4,411,511)	4,982,413
Ending balance, shares at Mar. 31, 2021	12,726,911
Balance - December 31, 2020 at Dec. 31, 2020	$ 1,143	4,046,370	(3,516,400)	531,113
Beginning balance, Shares at Dec. 31, 2020	11,429,661
Stock based compensation		1,159,611		1,159,611
Exercise of stock options	$ 4	68,434		68,438
Exercise of stock options, shares	45,625
Sale of shares of common stock	$ 125	5,006,375		5,006,500
SaleOfSharesOfCommonStock, Shares	1,251,625
Costs of stock sale		(407,445)		(407,445)
Net loss for the year ended 2021			(3,141,753)	(3,141,753)
Balance - December 31, 2021 at Dec. 31, 2021	$ 1,272	9,873,345	(6,658,153)	3,216,464
Ending balance, shares at Dec. 31, 2021	12,726,911
Stock based compensation		51,049		51,049
Net loss for the year ended 2021			(1,129,975)	(1,129,975)
Balance - December 31, 2021 at Mar. 31, 2022	$ 1,272	$ 9,924,394	$ (7,788,128)	$ 2,137,538
Ending balance, shares at Mar. 31, 2022	12,726,911